Private Placement (Details) - USD ($)					9 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Mar. 06, 2021	Dec. 31, 2020	Sep. 30, 2021
Private Placement (Details) [Line Items]
Purchase of warrants				3,666,667
Proceeds from warrants issued (in Dollars)				$ 7,500,000
Redemption price per share (in Dollars per share)				$ 10	$ 10
Aggregate purchase price (in Dollars)					$ 7,500,000
Proceeds from warrants (in Dollars)					596,742
Underwriting fees (in Dollars)		$ 1,641,037			1,641,037
Payment of underwriting fees (in Dollars)					596,742
Deferred underwriting fees (in Dollars)	$ 1,044,295		$ 7,875,000		$ 1,044,295
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchase of warrants				4,002,383
Price per warrant (in Dollars per share)					$ 1.5
Proceeds from warrants issued (in Dollars)				$ 8,175,000
Over-Allotment Option [Member] | Warrant [Member]
Private Placement (Details) [Line Items]
Purchase of warrants				1,447,618
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase of warrants				1,333,333
Price per warrant (in Dollars per share)				$ 1.5	$ 1.5
Sponsor purchased share					3,666,667
Additional purchase of shares	296,793
Private Placement [Member] | LionTree Partners [Member]
Private Placement (Details) [Line Items]
Purchase of warrants					1,333,333
Additional purchase of shares	101,035